787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

January 10, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Legg Mason Partners Equity Trust

Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on behalf of Legg Mason ClearBridge Mid Cap Core Fund (“LMCB Mid Cap Core Fund”), a series of the Registrant, with respect to its proposed reorganization with Legg Mason ClearBridge Capital Fund (“LMCB Capital Fund”), also a series of the Registrant

Securities Act File No. 333-170736

Ladies and Gentlemen:

On behalf of Legg Mason Partners Equity Trust (the “Trust”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby certify that the form of Registration Statement on Form N-14 for LMCB Mid Cap Core Fund with respect to its proposed reorganization with LMCB Capital Fund that would have been filed under Rule 497(c) would not have differed from that filed as part of Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 on January 5, 2010. That Post-Effective Amendment became effective on January 5, 2010, pursuant to Rule 485(b) under the 1933 Act.

Any questions or comments on the Amendment should be directed to the undersigned at 212-728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP

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